Transactions with Related Parties - Additional Information Vivid,Cardiff Tankers,GSA, Basset (Details) In Thousands, except Share data, unless otherwise specified	24 Months Ended	6 Months Ended
	Dec. 31, 2012 Global Services Agreement with Cardiff	Jun. 30, 2013 Chairman, President and Chief Executive Officer	Jun. 30, 2013 Vivid USD ($)	Jun. 30, 2012 Vivid USD ($)	Jun. 30, 2013 Cardiff Tankers	Jun. 30, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2013 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Jun. 30, 2013 New Global Services Agreement USD ($)	Jun. 30, 2012 New Global Services Agreement USD ($)
Commissions in connection with employment arrangements	1.00%									1.00%
Commission on purchase or sale price of vessels and rigs	0.75%									0.75%
Service Revenues, net										$ 4,198	$ 2,815
Percentage Of Shareholder		14.80%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer		2,185,000
Chartering commission					1.25%
Commission in connection to financing related services			0.20%							0.20%
Consultancy agreement terms in year			5 years
Sign on bonus								1,900	1,500
Professional and Contract Services Expense						1,200	900
Professional/Financial Fees			$ 6,482	$ 8,033		$ 566		$ 1,983